Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Related Party Transactions Paragraph Details [Abstract]
Former percentage ownership by Cargill and certain of its subsidiaries	64.00%
Net amount due from our non-consolidated companies	$ 145.7	$ 140.8
Contributions from (Distributions to) Cargill, Inc.	18.5	0	(0.6)
Cargill and Affiliates [Member]
Related Party Transaction [Line Items]
Transactions included in net sales	238.1	127.9	286.3
Transactions included in cost of goods sold	146.8	96.4	173.1
Transactions included in selling, general and administrative	6.1	8.2	11.6
Interest income/(expense) received from/(paid to)	0.2	0	0.8
Non-consolidated companies [Member]
Related Party Transaction [Line Items]
Transactions included in net sales	1,015.7	624.0	1,315.9
Transactions included in cost of goods sold	$ 511.3	$ 273.0	$ 384.8